Note 4 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0
Unrecognized Tax Benefits, Ending Balance	0	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	$ 0	$ 0	$ 0	$ 0